Subsequent Events (Details)		1 Months Ended
	Dec. 02, 2020 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares	9,100,000
Issuance of cash proceeds amount | $	$ 2,730,000
Price per share (in Dollars per share) | $ / shares	$ 0.3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Auction price			$ 5,100,000	¥ 33,140,000
Third party auction price			$ 3,200,000	¥ 21,138,443
Forecast [Member]
Subsequent Events (Details) [Line Items]
Issuance of cash proceeds amount | $		$ 2,730,000
Issuance of common shares (in Shares) | shares		9,100,000
Number of investors		4